RESTRUCTURING AND OTHER COST REDUCTION INITIATIVES (Tables)	12 Months Ended
Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Summary of Restructuring Cost Reserve	Changes in restructuring and exit activity-related obligations during the year ended December 31, 2020 are summarized as follows:

	North America Operations Optimization	Workforce Reduction and Other Cost Initiatives	Total
Balance as of December 31, 2019	$—	$0.2	$0.2
Provisions and accruals	14.1	13.0	27.1
Cash payments	(14.0)	(11.2)	(25.2)
Balance as of December 31, 2020	$0.1	$2.0	$2.1